Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 18,060	¥ 13,843
Equity securities	37,562	31,660
Fixed income:
Government bonds	10,369	10,005
Corporate bonds	4,587	4,222
Commingled funds	287,978	316,319
Private equity	40,612	49,777
Hedge funds	48,579	49,107
Total	447,747	474,933
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	18,060	13,843
Equity securities	33,335	28,175
Fixed income:
Government bonds	975	1,122
Corporate bonds	25	31
Commingled funds	0	0
Private equity	0	0
Total	52,395	43,171
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity securities	4,227	3,485
Fixed income:
Government bonds	9,394	8,883
Corporate bonds	4,562	4,191
Commingled funds	287,978	316,319
Private equity	40,612	49,777
Hedge funds	48,579	49,107
Total	¥ 395,352	¥ 431,762